UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23987

LORD ABBETT MUNICIPAL OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2025

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Municipal Opportunities Fund

For the period ended March 31, 2025

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Credit Rating

3	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Statement of Cash Flows

12	Financial Highlights

14	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Municipal Opportunities Fund
Semiannual Report

For the period ended March 31, 2025

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Opportunities Fund for the period ended March 31, 2025. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco
Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Credit Rating

March 31, 2025

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.16%
AA+	1.14%
AA-	14.65%
A+	8.70%
BB+	0.27%
BB	1.83%
BB-	2.70%
B+	4.11%
B	2.72%
B-	2.08%
NR	60.64%
Total	100.00%

(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.21%

MUNICIPAL BONDS 116.21%

Corporate-Backed 10.89%
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		$200,000	$220,569
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,000,000	1,000,010
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		300,000	300,848
Pennsylvania Economic Development Financing Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	NR		625,000	639,698
State of Nevada Department of Business & Industry - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		1,300,000	1,295,778
Total							3,456,903

Education 4.09%
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(b)	840,000	756,028
Cleveland-Cuyahoga County Port Authority OH†	5.875%		1/1/2049	NR		300,000	293,652
Illinois Finance Authority - Benedictine University	5.00%		10/1/2038	BB		300,000	250,069
Total							1,299,749

General Obligation 8.18%
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR		1,000,000	967,121
Haymeadow Metropolitan District No. 1 CO GO	6.125%		12/1/2054	NR		1,625,000	1,630,249
Total							2,597,370

Health Care 36.05%
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%		5/1/2054	NR		1,500,000	1,621,559

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		$1,132,000	$836,023
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B		1,000,000	921,365
California Public Finance Authority - QSH/MB LLC†	6.75%	7/1/2065	NR		495,000	518,227
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		430,000	430,125
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	300,000	250,735
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(b)	100,000	99,995
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		100,000	98,178
Maryland Health & Higher Educational Facilities Authority(c)	5.00%	7/1/2054	A+		200,000	208,557
Maryland Health & Higher Educational Facilities Authority(c)	5.25%	7/1/2054	A+		200,000	208,557
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.75%	7/1/2035	NR		400,000	318,030
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.50%	7/1/2056	NR		1,200,000	1,163,233
Norman Regional Hospital Authority - Norman Regional Hospital Authority Obligated Group OK	3.25%	9/1/2038	B1		2,050,000	1,528,356
Orange County Health Facilities Authority - Orlando Health Obligated Group FL(c)	5.25%	10/1/2056	A+		2,000,000	2,089,384
Palomar Health Obligated Group CA	5.00%	11/1/2039	B		110,000	91,846
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	7.50%	7/1/2059	NR		250,000	277,696
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR		500,000	569,830
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		200,000	214,304
Total						11,446,000

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.92%
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR	$300,000	$281,053
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR	1,200,000	1,154,850
New Hampshire Business Finance Authority†	4.168%		1/20/2041	NR	1,000,000	761,081
Total						2,196,984

Other Revenue 3.17%
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	1,964	1,223
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	1,000,000	1,004,916
Total						1,006,139

Special Tax 8.46%
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	6.125%		12/31/2055	NR	700,000	684,743
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	1,000,000	862,922
New York City Transitional Finance Authority(c)	5.50%		5/1/2052	AAA	400,000	433,123
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT(d)	5.75%		12/1/2044	NR	700,000	704,338
Total						2,685,126

Tax Revenue 1.74%
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%		6/15/2054	NR	125,000	129,111
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(c)	5.25%		3/15/2052	Aa1	400,000	424,944
Total						554,055

Tobacco 11.42%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	1,500,000	1,324,054
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	500,000	127,270

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	$5,000,000	$538,461
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	2,000,000	724,570
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	845,000	773,002
TSASC, Inc. NY	5.00%		6/1/2048	NR	150,000	137,660
Total						3,625,017

Transportation 22.99%
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	500,000	515,041
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	250,000	265,236
Oklahoma Turnpike Authority(c)	5.50%		10/1/2054	Aa3	5,000,000	5,450,697
Public Finance Authority - Million Air Three Obligated Group WI†	9.75%		9/1/2054	NR	1,000,000	1,069,243
Total						7,300,217

Utilities 2.30%
Southeast Energy Authority A Cooperative District AL(c)	5.00%		1/1/2056	A1	700,000	729,357
Total Municipal Bonds (cost $36,959,120)						36,896,917

SHORT-TERM INVESTMENTS 0.98%

REPURCHASE AGREEMENTS 0.98%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $333.000 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $318,929; proceeds: $312,510 (cost $312,493)					312,493	312,493
Total Investments in Securities 117.19% (cost $37,271,613)						37,209,410
Other Assets and Liabilities – Net(e) (17.19)%						(5,458,766)
Net Assets 100.00%						$31,750,644

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $15,654,860, which represents 49.31% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

March 31, 2025

(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Notes to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2025	3	Short	$(349,778)	$(351,844)	$(2,066)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$36,896,917	$–	$36,896,917
Short-Term Investments
Repurchase Agreements	–	312,493	–	312,493
Total	$–	$37,209,410	$–	$37,209,410
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,066)	–	–	(2,066)
Total	$(2,066)	$–	$–	$(2,066)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

March 31, 2025

ASSETS:
Investments in securities, at fair value (cost $37,271,613)	$37,209,410
Cash	301,246
Deposits with brokers for futures collateral	11,100
Receivables:
Interest	410,711
Capital shares sold	365,568
Investment securities sold	304,617
From advisor (See Note 3)	15,120
Prepaid expenses	6,535
Total assets	38,624,307
LIABILITIES:
Payables:
Trust certificates (See Note 2(h))	5,700,000
Investment securities purchased	995,785
Interest expense and fees	17,423
Management fee	14,242
Distribution and Servicing plan	2,145
Fund administration	862
Variation margin for futures contracts	563
Distributions payable	125,263
Accrued expenses	17,380
Total liabilities	6,873,663
Commitments and contingent liabilities (See Note 3)	–
NET ASSETS	$31,750,644
COMPOSITION OF NET ASSETS:
Paid-in capital	$31,761,637
Total distributable earnings (loss)	(10,993)
Net Assets	$31,750,644
Net assets by class:
Class A Shares	$3,568,994
Class I Shares	$28,181,650
Outstanding shares by class:
Class A Shares	350,873
Class I Shares	2,770,983
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.17
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$10.43
Class I Shares-Net asset value	$10.17

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Period Ended March 31, 2025*

Investment income:
Interest and other	$323,132
Expenses:
Management fee	33,841
Distribution and Servicing Plan-Class A	5,508
Interest expense and fees (See Note 2(h))	21,605
Professional	17,562
Registration	2,560
Fund administration	2,055
Reports to shareholders	1,866
Shareholder servicing	1,429
Custody	467
Trustees’ fees	351
Other	1,531
Gross expenses	88,775
Fees waived and expenses reimbursed (See Note 3)	(48,817)
Net expenses	39,958
Net investment income	283,174
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	46,765
Net change in unrealized appreciation/(depreciation) on investments	(62,203)
Net change in unrealized appreciation/(depreciation) on futures contracts	(2,066)
Net realized and unrealized gain/(loss)	(17,504)
Net Increase in Net Assets Resulting From Operations	$265,670

*	For the period October 22, 2024, commencement of operations, to March 31, 2025.

See Notes to Financial Statements.	9

Statement of Changes in Net Assets (unaudited)

INCREASE IN NET ASSETS	For the Period Ended March 31, 2025(1)
Operations:
Net investment income	$283,174
Net realized gain/(loss)	46,765
Net change in unrealized appreciation/(depreciation)	(64,269)
Net increase in net assets resulting from operations	265,670
Distributions to Shareholders:
Class A	(37,007)
Class I	(239,656)
Total distribution to shareholders	(276,663)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	31,544,147
Reinvestment of distributions	223,154
Cost of shares reacquired	(5,664)
Net increase in net assets resulting from capital share transactions	31,761,637
Net increase in net assets	31,750,644
NET ASSETS:
Beginning of period	$–
End of period	$31,750,644

(1)	For the period October 22, 2024, commencement of operations, to March 31, 2025.

10	See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Period Ended March 31, 2025*

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$265,670
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(49,342,116)
Investments sold and principal repayments	13,142,071
Net increase in short-term investments	(312,493)
Net amortization/(accretion) of premium (discount)	(8,966)
Increase in receivable from advisor	(15,120)
Increase in interest receivable	(410,711)
Increase in prepaid expenses	(6,535)
Increase in variation margin payable for futures contracts	563
Increase in interest expense and fees payable	17,423
Increase in distribution and servicing plan payable	2,145
Increase in fund administration payable	862
Increase in trust certificates payable	5,700,000
Increase in accrued expenses	17,380
Net realized (gain)/loss on:
Net realized (gain)/loss on investments	(46,765)
Net change in unrealized appreciation/(depreciation) on:
Net change in unrealized (appreciation)/depreciation on investments	62,203
Net change in unrealized (appreciation)/depreciation on futures contracts	2,066
Net Cash Used in Operating Activities	(30,932,323)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cost of shares reacquired	$(5,664)
Distributions to shareholders	71,754
Net proceeds from sales of shares	31,178,579
Net Cash Provided by Financing Activities	31,244,669
Net change in cash	312,346
Cash at beginning of period	$–
Cash at end of period	$312,346
Supplemental disclosure of cash flow information:
Cash paid for interest expense and fees on credit facility	$4,182
Reinvestment of distributions	223,154
Reconciliation of restricted and unrestricted cash to the Statement of Assets and Liabilities, ending balance:
Cash	$301,246
Deposits with brokers for futures collateral	$11,100
Total restricted and unrestricted cash ending balance	$312,346

*	For the period October 22, 2024 (commencement of operations) to March 31, 2025.

See Notes to Financial Statements.	11

Financial Highlights (unaudited)

		Per Share Operating Performance:
’		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain		Total from investment operations	Net investment income	Net asset value, end of period
Class A
10/22/2024 to 3/31/2025(d)(e)	$10.00	$0.23	$0.13	(h)	$0.36	$(0.19)	$10.17
Class I
10/22/2024 to 3/31/2025(d)(e)	10.00	0.25	0.14	(h)	0.39	(0.22)	10.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for Class I assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on October 22, 2024.
(e)	Unaudited.
(f)	Not annualized.
(g)	Annualized.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended March 31, 2025, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.59	(f)	1.45	(g)	0.98	(g)	2.36	(g)	5.10	(g)	$3,569	23	(f)

3.93	(f)	0.71	(g)	0.25	(g)	1.65	(g)	5.46	(g)	28,182	23	(f)

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on July 3, 2024. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on October 22, 2024.

The Fund’s primary investment objective is to seek a high level of income exempt from federal income tax. Capital appreciation is a secondary investment objective. Currently, the Fund offers three classes of Shares: Class A, Class I and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares have not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transaction, market multiples, book values, yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ending September 30, 2025.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class I shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(f)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain/(loss) based on the amount of variation margin. When a contract is closed, a realized gain/(loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(h)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(i)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have

Notes to Financial Statements (continued)

interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2025, as well as the average trust certificates during the period ended March 31, 2025:

Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
$5,700,000	2.90% - 3.27%	$9,544,619	$3,150,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s NAV per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions

Notes to Financial Statements (continued)

market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily total managed assets at an annual rate of .60%. Total managed assets includes total assets of the Fund (including assets attributable to any inverse floating rate securities, reverse repurchase agreements, dollar roll transactions, or similar transactions, borrowings and preferred shares that may be outstanding, if any) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar roll transactions, or similar transactions, and borrowings). During the period when the Fund is using leverage, the management fee paid to Lord Abbett will be higher than if the Fund does not use leverage because the management fee paid is calculated based on the Fund’s total assets, which include the assets purchased through leverage.

For the period ended March 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $467 of fund administration fees during the period ended March 31, 2025.

For the period ended March 31, 2025 and continuing through October 31, 2025, Lord Abbett has contractually agreed to waive all or portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net operating expenses for each class excluding certain of the Fund’s expenses do not exceed an annual rate of .25%.

Notes to Financial Statements (continued)

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares and Class U shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	The Fund may designate a portion of the aggregate fees as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I shares do not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the period ended March 31, 2025:

Distributor	Dealers’
Commissions	Concessions
$–	$39,900

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the period ended March 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Municipal Opportunities Fund	$276,663	$–	$–	$–	$276,663

Notes to Financial Statements (continued)

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Municipal Opportunities Fund	$37,271,613	$315,390	$(6,079,659)	$(5,764,269)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the period ended March 31, 2025 were as follows:

Purchases	Sales
$40,377,402	$3,474,562

There were no purchases or sales of U.S. Government securities during the period ended March 31, 2025.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2025 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2025, the Fund had interest rate futures contracts with cumulative net unrealized appreciation/(depreciation), which are included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. The net realized gain/(loss) on futures contracts and change in unrealized appreciation/(depreciation) on futures contracts are included in the Statement of Operations under the captions Net realized gain/(loss) on futures contracts and Net change in unrealized appreciation/(depreciation) on futures contracts, respectively. The Fund’s futures contracts are not subject to master netting arrangements.

The following is a summary of U.S. Treasury futures contracts as of and during the period ended March 31, 2025:

Net Unrealized Appreciation/ (Depreciation) as of March 31, 2025	Net Change in Unrealized Appreciation/ (Depreciation)	Average Number of Contracts*
$(2,066)	$(2,066)	3

*	Calculated based on the number of contracts during the period ended March 31, 2025.

7.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among certain Lord Abbett-sponsored closed-end funds primarily based on the relative net assets of each fund.

Notes to Financial Statements (continued)

8.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the Fund did not have any securities on loan.

10.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. For the period ended March 31, 2025, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
January 28, 2025	January 28, 2025	$5,664	558	0.06%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may

Notes to Financial Statements (continued)

accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

11.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

Additional risks that could reduce the Fund’s performance or increase volatility include artificial intelligence risk, business continuity risk, call risk, credit default swaps risk, credit risk, counterparty risk, cyber security risk, defaulted bonds risk, derivatives risk, distressed debt risk, distribution risk, extension risk, fixed income securities risk, floating rate interest risk, governmental risk, investments in other investment companies risk, issuer risk, leverage risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, new fund risk, non-diversification risk, operational risk, private placements risk, repurchase offers risk, risk of regulatory changes, state and territory risks, tax treatment risks, taxability risk, tender option bond risk, valuation risk, and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). The Fund invests a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments

Notes to Financial Statements (continued)

after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from the Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		For the period ended March 31, 2025(a)
Class A Shares	Shares	Amount
Shares sold	351,232	$3,580,927
Reinvestment of distributions	199	2,013
Shares reacquired	(558)	(5,664)
Increase	350,873	$3,577,276
Class I Shares
Shares sold	2,749,305	$27,963,220
Reinvestment of distributions	21,678	221,141
Increase	2,770,983	$28,184,361

(a)	For the period October 22, 2024 (commencement of operations) to March 31, 2025.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board reviewed and evaluated the written information that Lord Abbett had presented for the Board’s review, as well as Lord Abbett’s presentations during the Meeting. Before making their decision as to the Municipal Opportunities Fund, the Independent Trustees had the opportunity to meet with their independent legal counsel and to ask questions of Lord Abbett and request further information, and met with their own legal counsel, taking into account the Board’s knowledge of Lord Abbett gained through its meetings and discussions.

The materials received and reviewed by the Board included, but were not limited to: (1) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and for certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund.

Based on its review of all of the information, the Board determined that the Advisory Agreement was consistent with the best interests of the Fund and its shareholders and enabled the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered the following:

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Advisory Agreement.

Investment Performance. Because the Fund had not yet begun operations, the Board did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally, as well Lord Abbett’s track record managing funds with strategies similar to those of the Fund.

Personnel and Methods. The Board considered the qualifications of the Lord Abbett personnel who would be providing investment management services to the Fund, in light of its investment objective and discipline, and other services to be provided to the Fund by Lord Abbett. Among other things, the Board considered Lord Abbett’s approach to: (i) staffing, including the size, experience, and turnover of its staff; (ii) implementing its investment methodology and philosophy; and (iii) recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Expenses. The Board considered the estimated expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level and the management fee of the Fund related to those of the expense peer group and the amount and nature of the fees expected to be paid by shareholders. The Board observed that the estimated net total expense ratio and the management fee rate of the Fund were each below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Advisory Agreement, that the management fees paid by the Fund to Lord Abbett were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by each of Lord Abbett.

Profitability. Because the Fund has not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board recognized that overall profitability was a factor in enabling Lord Abbett to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Advisory Agreement, that the overall profitability of Lord Abbett was not excessive.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund’s shareholders might benefit from such economies of scale. The Board concluded that the proposed management fee, as well as Lord Abbett’s undertaking to enter into an expense limitation agreement with the Fund, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett will receive from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its registered fund business, and the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor will receive Rule 12b-1 fees from certain share classes of the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of such Rule 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Fund. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett funds, but that business could also benefit the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, may enter into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett funds. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Alternative Arrangements. After considering all of the relevant factors described above, the Board unanimously found that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the Advisory Agreement. In considering whether to approve the Advisory Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Municipal Opportunities Fund	MOPPS-3 (05/25)

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) Not applicable. The Registrant has not yet filed an annual report on Form N-CSR because its first fiscal year has not yet been completed.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable.

(b) Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL OPPORTUNITIES FUND

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 23, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: May 23, 2025